(Loss)/Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
(Loss)/Earnings Per Common Share [Abstract]
Net Income	$ 5,774	$ 8,605
Less: Dividends of Preferred shares	(3,485)	(7,322)
Less: Deemed dividend equivalents on Series F Shares related to redemption value	0	(14,400)
Net (loss)/income attributable to common shareholders, basic	$ 2,289	$ (13,117)
Weighted average common shares outstanding, basic (in shares)	17,793,072	2,132,179
(Loss)/earnings per share, basic (in dollars per share)	$ 0.13	$ (6.15)
Add: Dividends of Convertible preferred shares	$ 1,001	$ 0
(Loss)/earnings attributable to common shareholders, diluted	$ 3,290	$ (13,117)
Effect of Dilutive Securities [Abstract]
Series E Shares (in shares)	15,286,364	0
Weighted average common shares outstanding, diluted (in shares)	33,079,436	2,132,179
(Loss)/Earnings per share, diluted (in dollars per share)	$ 0.1	$ (6.15)
Antidilutive securities excluded from computation of diluted loss per common share (in shares)		0
Dilutive shares of warrants (in shares)	0